Marketable securities (Tables)	9 Months Ended
Sep. 30, 2025
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

Marketable securities
$’000
Fair value
At January 1, 2025	62,446
Accrued interest	1,995
Interest received	(509)
Redemptions and disposals of marketable securities	(19,670)
Revaluation adjustment	(31)
At September 30, 2025	44,231

Overall Movement through OCI
The movement through other comprehensive income, (“OCI”), for the three and nine months ended September 30, 2025, and September 30, 2024, is shown in the table below:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
Revaluation adjustments	(3)	906	(31)	303
Movement of expected credit losses on assets measured at FVOCI	(30)	2	(24)	(45)
Movement on marketable securities through OCI	(33)	908	(55)	258